Capital Requirements	12 Months Ended
Dec. 31, 2015
Capital Requirements
Capital Requirements
(14)	Capital Requirements

The Company and the Bank are subject to various regulatory capital requirements administered by federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification of the Company and the Bank are subject to qualitative judgments by the regulators about components, risk-weightings, and other factors.

Quantitative measures established by regulations to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the following table) of total and Tier I capital to risk-weighted assets, and of Tier I capital to adjusted-average assets. Management believes, as of December 31, 2015 and 2014, the Company and the Bank met all capital adequacy requirements.

In July 2013, the federal bank regulators approved final rules (the “Basel III Rule”) implementing Basel III framework as well as certain provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act. The Basel III Rule also substantially revises the risk-based capital requirements applicable to bank holding companies and their depository institution subsidiaries, including the Company and the Bank, as compared to the general risk-based capital rules. The Basel III Rule revises the components of capital and addresses other issues affecting the numerator in regulatory capital ratios. The Basel III Rule also address asset risk weights and other issues affecting the denominator in regulatory capital ratios and replace the existing general risk-weighting approach based on Basel I with a more risk-sensitive approach. The Basel III Rule became effective for the Company and the Bank on January 1, 2015 (subject to a phase-in period for certain provisions). As of December 31, 2015, the capital ratios (as set forth in the table below) are calculated under the new Basel III rules. As of December 31, 2014, the capital ratios (as set forth in the table below) are calculated under the former Basel I rules

As of December 31, 2015, the most recent notification from the regulatory authorities categorized the bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, the Bank must maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as set forth in the table. There are no conditions or events since the notification that management believes have changed the Bank’s categories.
					Well-Capitalized Under
			Required for Capital		Prompt Corrective Action
	Actual		Adequacy Purposes		Provision
(in thousands)	Amount	Ratio	Amount	Ratio	Amount		Ratio
December 31, 2015
Total Capital (to risk-weighted assets):
Company	$146,068	14.78%	$79,066	8.00%	$	N.A.	N.A.	%
Bank	137,572	13.98	78,718	8.00		98,398	10.00
Tier I Capital (to risk-weighted assets):
Company	$118,875	12.03%	$59,299	6.00%	$	N.A.	N.A.	%
Bank	128,808	13.09	59,039	6.00		78,718	8.00
Common Equity Tier I Capital (to risk-weighted assets)
Company	$89,304	9.02%	$44,475	4.50%	$	N.A.	N.A.	%
Bank	128,808	13.09	44,279	4.50		63,959	6.50
Tier I leverage ratio:
Company	$118,875	9.84%	$48,314	4.00%	$	N.A.	N.A.	%
Bank	128,808	10.73	48,025	4.00		60,031	5.00

(in thousands)
December 31, 2014
Total Capital (to risk-weighted assets):
Company	$138,619	15.78%	$70,282	8.00%		N.A.	N.A.	%
Bank	128,311	14.78	69,430	8.00		$86,788	10.00
Tier I Capital (to risk-weighted assets):
Company	$108,785	12.38%	$35,141	4.00%		N.A.	N.A.	%
Bank	119,212	13.74	34,715	4.00		$52,073	6.00
Tier I leverage ratio:
Company	$108,785	9.42%	$46,197	4.00%	$	N.A.	N.A.	%
Bank	119,212	10.42	45,784	4.00		57,230	5.00